Property and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 52,373,542	$ 55,018,873
Accumulated depreciation	(13,050,220)	(8,543,148)	$ (4,427,924)
Property and equipment, net	39,323,322	46,475,725
Depreciation expense	4,947,575	4,543,419	1,400,639
Corporate aircraft (Note 13) [Member]
Property, Plant and Equipment [Line Items]
Total	40,693,020	43,184,212
Amortization expense related to the corporate aircraft capital lease	2,713,085	2,868,205	710,895
Accumulated amortization expense related to the corporate aircraft capital lease	6,104,441	3,585,257	$ 710,895
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	4,636,135	4,919,955
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 7,044,387	$ 6,914,706